Investor Class [Member] Shareholder Fees - Investor Class [Member] - Harding Loevner International Small Companies Portfolio - INVESTOR	Oct. 31, 2024
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%